Business combination - Guangzhou Pengai Xiuqi (Details) - CNY (¥)			12 Months Ended
	Oct. 14, 2021	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net outflow of cash and cash equivalents
Net outflow of cash and cash equivalents included in cash flows from investing activities			¥ (7,273,000)	¥ (69,951,000)	¥ (28,880,000)
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd.
Business combination
Percentage of voting rights acquired	73.00%
Consideration paid	¥ 7,300,000
Goodwill	6,300,000
Assets and liabilities recognised as a result of the acquisition
Trade and other receivables	100,000
Inventories	400,000
Property, plant and equipment	500,000
Net identifiable assets acquired	1,000,000
Add: goodwill (Note 14)	6,300,000
Net assets acquired	7,300,000
Net outflow of cash and cash equivalents
Cash consideration	(7,300,000)
Net outflow of cash and cash equivalents included in cash flows from investing activities	(7,300,000)
Revenue since acquisition	3,797,000
Net profit (loss) since acquisition	¥ 333,000
Pro forma revenue		¥ 3,797,000
Pro forma profit/(loss) after tax		¥ (333,000)